Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)
United States (67.3%)
Biotechnology (13.0%)
* Vertex Pharmaceuticals Inc.	5,636,062	1,101,737
*,1 Incyte Corp.	10,798,720	906,229
* Biogen Inc.	2,978,590	889,735
*,1 Alnylam Pharmaceuticals Inc.	9,842,666	853,753
* Regeneron Pharmaceuticals Inc.	1,725,132	528,373
* Seattle Genetics Inc.	3,996,667	429,242
*,1 Medicines Co.	5,717,320	300,102
*,1 Alkermes plc	13,269,117	259,146
*,1 Bluebird Bio Inc.	2,815,599	228,063
*,1 Agios Pharmaceuticals Inc.	5,450,416	163,948
*,1 Ironwood Pharmaceuticals Inc. Class A	10,396,680	104,383
* Portola Pharmaceuticals Inc.	3,378,614	97,676
* Cyclerion Therapeutics Inc.	989,481	2,365
		5,864,752
Equity Real Estate Investment Trusts (REITs) (0.2%)
Alexandria Real Estate Equities Inc.	557,500	88,503

Health Care Equipment & Supplies (12.0%)
Medtronic plc	11,488,284	1,251,074
Abbott Laboratories	14,250,766	1,191,507
* Boston Scientific Corp.	27,396,069	1,142,416
Danaher Corp.	3,586,990	494,359
Baxter International Inc.	6,064,041	465,112
Zimmer Biomet Holdings Inc.	2,684,641	371,098
* Edwards Lifesciences Corp.	1,042,915	248,610
* Hologic Inc.	1,733,897	83,765
Hill-Rom Holdings Inc.	617,600	64,656
Teleflex Inc.	166,300	57,774
*,^ Envista Holdings Corp.	1,000,000	29,330
		5,399,701
Health Care Providers & Services (16.5%)
UnitedHealth Group Inc.	9,790,036	2,473,942
Anthem Inc.	4,324,441	1,163,621
HCA Healthcare Inc.	7,012,745	936,482
CVS Health Corp.	11,921,265	791,453
Universal Health Services Inc. Class B	3,551,600	488,203
* Centene Corp.	8,635,100	458,351
McKesson Corp.	3,292,199	437,862
Humana Inc.	1,273,994	374,809
* Acadia Healthcare Co. Inc.	4,337,455	130,080
* Molina Healthcare Inc.	1,063,057	125,058
Encompass Health Corp.	568,400	36,389
		7,416,250
Health Care Technology (2.1%)
Cerner Corp.	9,990,557	670,566
*,^ Teladoc Health Inc.	1,462,938	112,061
*,1 Allscripts Healthcare Solutions Inc.	9,845,231	107,707

*,^ Change Healthcare Inc.		3,786,900	50,063
			940,397
Life Sciences Tools & Services (3.0%)
	Thermo Fisher Scientific Inc.	2,735,667	826,117
*	IQVIA Holdings Inc.	976,411	141,013
*	PRA Health Sciences Inc.	1,412,629	138,028
*	Illumina Inc.	428,288	126,568
	Agilent Technologies Inc.	1,540,050	116,659
*	Syneos Health Inc.	475,600	23,851
			1,372,236
Pharmaceuticals (20.5%)
	Bristol-Myers Squibb Co.	46,728,255	2,680,800
	Pfizer Inc.	55,579,393	2,132,581
	Eli Lilly & Co.	16,890,081	1,924,625
	Merck & Co. Inc.	11,271,749	976,810
*,1 Mylan NV		45,663,520	874,456
*	Elanco Animal Health Inc.	14,320,286	386,934
*,1 Nektar Therapeutics Class A		13,392,612	229,349
*	Amneal Pharmaceuticals Inc.	9,306,210	28,663
			9,234,218
Total United States			30,316,057
International (29.7%)
Belgium (2.8%)
1	UCB SA	11,524,209	928,848
*	Galapagos NV	1,096,937	201,967
*,^ Argenx SE		901,006	109,716
			1,240,531
China (0.3%)
2	WuXi AppTec Co. Ltd.	6,648,300	80,157
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	14,799,500	41,769
	Shandong Weigao Group Medical Polymer Co. Ltd.	22,904,000	26,295
			148,221
Denmark (1.1%)
*	Genmab A/S	1,881,023	410,993
*	Genmab A/S ADR	3,150,246	68,833
*	Ascendis Pharma A/S ADR	157,911	17,462
			497,288
France (0.2%)
	EssilorLuxottica SA	717,914	109,623

Germany (0.3%)
*	QIAGEN NV	4,814,500	144,817

Hong Kong (0.4%)
*	BeiGene Ltd. ADR	1,301,665	180,072

Ireland (0.1%)
*	ICON plc	170,300	25,017

Israel (1.1%)
*	Teva Pharmaceutical Industries Ltd. ADR	62,898,811	512,625

Japan (9.5%)
1	Eisai Co. Ltd.	18,458,677	1,336,205
	Chugai Pharmaceutical Co. Ltd.	10,632,900	894,820

Daiichi Sankyo Co. Ltd.	6,708,230	441,092
Takeda Pharmaceutical Co. Ltd.	11,180,216	403,976
Astellas Pharma Inc.	22,285,200	382,474
Ono Pharmaceutical Co. Ltd.	19,628,460	369,738
Nippon Shinyaku Co. Ltd.	1,977,800	178,431
Sysmex Corp.	2,732,700	178,303
Terumo Corp.	3,598,600	117,447
4,302,486
Netherlands (0.9%)
Koninklijke Philips NV	8,817,651	386,871

Switzerland (5.5%)
Novartis AG	19,952,868	1,743,388
Roche Holding AG	1,340,873	403,544
*	Alcon Inc.	3,740,111	221,183
Roche Holding AG (Bearer)	376,066	112,115
*	Idorsia Ltd.	117,159	2,669
2,482,899
United Kingdom (7.5%)
AstraZeneca plc	29,059,138	2,833,776
Smith & Nephew plc	11,678,363	250,693
Hikma Pharmaceuticals plc	7,465,828	194,432
^	NMC Health plc	3,025,119	85,752
2	ConvaTec Group plc	5,950,507	15,202
3,379,855
Total International	13,410,305
Total Common Stocks (Cost $29,015,006)	43,726,362
Coupon
Temporary Cash Investments (2.9%)
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	1.984%	1,210,308	121,043

Face
Maturity	Amount
Date	($000)
Repurchase Agreements (2.3%)
Bank of America Securities, LLC
(Dated 10/31/19, Repurchase Value
$85,704,000, collateralized by Government
National Mortgage Assn. 3.500%-4.000%,
7/20/47-11/20/48, with a value of
$87,414,000)	1.750%	11/1/19	85,700	85,700
Bank of Nova Scotia
(Dated 10/31/19, Repurchase Value
$285,414,000, collateralized by U.S.
Treasury Note/Bond 1.125%-4.250%,
3/31/20-8/15/44, with a value of
$291,122,000)	1.720%	11/1/19	285,400	285,400
Barclays Capital Inc.
(Dated 10/31/19, Repurchase Value
$69,603,000, collateralized by U.S. Treasury
Note/Bond 3.000%, 11/15/45, with a value of
$70,992,000)	1.720%	11/1/19	69,600	69,600

Health Care Fund

BNP Paribas Securities Corp.
(Dated 10/31/19, Repurchase Value
$88,904,000, collateralized by Federal Farm
Credit Bank, 1.875%, 6/2/22, Federal Home
Loan Mortgage Corp. 3.500-4.000%, 7/1/44-
8/1/49, Federal National Mortgage Assn.
3.500%-6.000%, 3/1/34-10/1/49,
Government National Mortgage Assn.
3.000%-3.500%, 2/20/46-1/20/48, and U.S.
Treasury Note/Bond 2.250%-2.500%,
1/31/24-8/15/49, with a value of
$90,678,000)	1.740%	11/1/19	88,900	88,900
Credit Agricole Securities (USA) Inc.
(Dated 10/31/19, Repurchase Value
$75,004,000, collateralized by U.S. Treasury
Note/Bond 0.125%, 4/15/20, with a value of
$76,500,000)	1.720%	11/1/19	75,000	75,000
HSBC Bank USA
(Dated 10/31/19, Repurchase Value
$50,302,000, collateralized by Federal
National Mortgage Assn. 3.000%, 10/1/49,
with a value of $51,306,000)	1.740%	11/1/19	50,300	50,300
Natixis SA
(Dated 10/31/19, Repurchase Value
$306,215,000, collateralized by U.S.
Treasury Note/Bond, 0.000%-7.250%,
11/21/19-2/15/42, with a value of
$312,324,000)	1.720%	11/1/19	306,200	306,200
Nomura International PLC
(Dated 10/31/19, Repurchase Value
$18,301,000, collateralized by U.S. Treasury
Note/Bond 1.500%, 9/30/24, with a value of
$18,666,000)	1.720%	11/1/19	18,300	18,300
RBC Dominion Securities Inc.
(Dated 10/31/19, Repurchase Value
$30,601,000, collateralized by Federal Home
Loan Mortgage Corp. 3.500%-4.500%,
7/1/42-3/1/49, Federal National Mortgage
Assn. 3.500%-4.500%, 1/1/33-11/1/48, with
a value of $31,212,000)	1.730%	11/1/19	30,600	30,600
Wells Fargo & Co.
(Dated 10/31/19, Repurchase Value
$14,701,000, collateralized by Federal
National Mortgage Assn. 3.000%, 9/1/49,
with a value of $14,994,000)	1.750%	11/1/19	14,700	14,700
				1,024,700
Commercial Paper (0.3%)
5 Exxon Mobil Corp.	1.853%	11/27/19	150,000	149,790
Total Temporary Cash Investments (Cost $1,295,536)				1,295,533
Total Investments (99.9%) (Cost $30,310,542)				45,021,895
Other Assets and Liabilities-Net (0.1%)4				59,834
Net Assets (100%)				45,081,729

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,000,000.

Health Care Fund

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $95,359,000, representing 0.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $120,929,000 was received for securities on loan.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2019, the value of these securities was $149,790,000, representing 0.3% of net assets.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Health Care Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	30,316,057	—	—
Common Stocks—International	804,009	12,606,296	—
Temporary Cash Investments	121,043	1,174,490	—
Total	31,241,109	13,780,786	—

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

Health Care Fund

					Current Period Transactions
	Jan. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Agios
Pharmaceuticals Inc.	235,954	50,065	—	—	(122,071)	—	—	163,948
Alkermes plc	296,315	145,408	—	—	(182,577)	—	—	259,146
Allscripts Healthcare
Solutions Inc.	106,428	8,629	—	—	(7,350)	—	—	107,707
Alnylam
Pharmaceuticals Inc.	822,158	—	—	—	31,595	—	—	853,753
Bluebird Bio Inc.	375,685	—	—	—	(147,622)	—	—	228,063
Eisai Co Ltd.	1,311,234	87,788	—	—	(62,817)	23,896	—	1,336,205
Incyte Corp.	895,615	—	25,358	(6,235)	42,207	—	—	906,229
Ironwood
Pharmaceuticals Inc.	NA1	31,125	—	—	(17,893)	—	—	104,383
Medicines Co.	129,810	3,327	—	—	166,965	—	—	300,102
Mylan NV	1,045,963	231,321	—	—	(402,828)	—	—	874,456
Nektar Therapeutics	NA1	136,915	—	—	(254,032)	—	—	229,349
UCB SA	1,026,062	—	25,173	2,042	(74,083)	13,213	—	928,848
Vanguard Market
Liquidity Fund	80,400	NA2	NA2	93	6	—	—	121,043
Total	6,325,624			(4,100)	(1,030,500)	37,109	—	6,413,232

1 Not applicable—at January 31, 2019, the issuer was not an affiliated company of the fund.
2 Not applicable—purchases and sales are for temporary cash investment purposes.